Consolidated Statements of Changes in Shareholders’ Equity ¥ in Thousands, $ in Thousands	Ordinary shares Class A CNY (¥) shares	Ordinary shares Class B CNY (¥) shares	Treasury stock Amount CNY (¥) shares	Additional paid-in capital CNY (¥)	Accumulated other comprehensive income/(loss) CNY (¥)	Accumulated deficit CNY (¥)	Non- controlling interests CNY (¥)	CNY (¥)	USD ($)
Balance at Jun. 30, 2022	¥ 3	¥ 29		¥ 69,934	¥ 1,839	¥ (861,151)		¥ (789,346)
Balance (in Shares) at Jun. 30, 2022 | shares	4,783,589	49,859,049
Balance (in Shares) at Jun. 30, 2022 | shares
Issuance of ordinary shares upon Initial Public Offering (“IPO”)	¥ 7			235,455				235,462
Issuance of ordinary shares upon Initial Public Offering (“IPO”) (in Shares) | shares	9,750,000
Issuance of ordinary shares upon exercise of underwriters’ over-allotment option				9,984				9,984
Issuance of ordinary shares upon exercise of underwriters’ over-allotment option (in Shares) | shares	382,188
Automatic conversion of preferred shares into ordinary shares upon IPO	¥ 68			686,471				686,539
Automatic conversion of preferred shares into ordinary shares upon IPO (in Shares) | shares	100,843,631
Vesting of restricted shares		¥ 5		(5)
Share-based compensation				191,632				191,632
Accretion of the Company’s preferred shares				(22,379)				(22,379)
Capital contribution from non-controlling interests							2,250	2,250
Net Income (loss)						(108,537)	(115)	(108,652)
Currency translation differences					20,343			20,343
Balance at Jun. 30, 2023	¥ 78	¥ 34		1,171,092	22,182	(969,688)	2,135	225,833
Balance (in Shares) at Jun. 30, 2023 | shares	115,759,408	49,859,049
Balance (in Shares) at Jun. 30, 2023 | shares
Issuance of ordinary shares for share incentive plan	¥ 3		¥ (3)
Issuance of ordinary shares for share incentive plan (in Shares) | shares	3,835,647
Issuance of ordinary shares for share incentive plan (in Shares) | shares			(3,835,647)
Cancellation of ordinary shares
Cancellation of ordinary shares (in Shares) | shares	(9)
Repurchase of American depositary shares (“ADSs”)			¥ (118,498)					(118,498)
Repurchase of American depositary shares (“ADSs”) (in Shares) | shares			(13,836,078)
Exercise of share options			¥ 9,244	(6,260)				2,984
Exercise of share options (in Shares) | shares
Exercise of share options (in Shares) | shares			1,852,806
Share-based compensation				27,757				27,757
Disposal of non-controlling interests				(115)			(2,135)	(2,250)
Net Income (loss)						385,527		385,527
Currency translation differences					(4,869)			(4,869)
Balance at Jun. 30, 2024	¥ 81	¥ 34	¥ (109,257)	1,192,474	17,313	(584,161)		516,484
Balance (in Shares) at Jun. 30, 2024 | shares	119,595,046	49,859,049
Balance (in Shares) at Jun. 30, 2024 | shares			(15,818,919)
Repurchase of American depositary shares (“ADSs”)			¥ (17,986)					(17,986)
Repurchase of American depositary shares (“ADSs”) (in Shares) | shares			(1,026,708)
Exercise of share options			¥ 78,189	(66,796)				11,393
Exercise of share options (in Shares) | shares			11,365,500
Share-based compensation				19,293				19,293
Acquisition of subsidiary with non-controlling interests							93,041	93,041
Capital contribution from non-controlling interests							713	713
Acquisition of noncontrolling interest							(8,625)	(8,625)
Declaration of cash dividends				(78,111)				(78,111)
Net Income (loss)						358,730	(2,162)	356,568	$ 49,776
Currency translation differences					(806)			(806)
Balance at Jun. 30, 2025	¥ 81	¥ 34	¥ (49,054)	¥ 1,066,860	¥ 16,507	¥ (225,431)	¥ 82,967	¥ 891,964	$ 124,513
Balance (in Shares) at Jun. 30, 2025 | shares	119,595,046	49,859,049
Balance (in Shares) at Jun. 30, 2025 | shares			(5,480,127)